Income (Loss) Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 03, 2014	Apr. 27, 2013	Apr. 28, 2012
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
Domestic operations	$ 3,952	$ (257,173)	$ (89,026)
Foreign operations	733	1,824	(881)
Income (loss) before income taxes	$ 4,685	$ (255,349)	$ (89,907)